UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2008
                                               -------------

Check here if amendment        |_|: Amendment Number: ___
This Amendment (Check one only.):         |_| is a restatement
                                          |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Thomas D. O'Malley, Jr.
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Address: c/o PilotRock Investment Partners GP, LLC
         -------------------------------------------
         1700 East Putnam Avenue
         -------------------------------------------
         Old Greenwich, CT 06870
         -------------------------------------------

Form 13F File Number: 28-10619
                      -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Thomas D. O'Malley, Jr.
           -----------------------------
Title:     Managing Member of PilotRock Investment Partners GP, LLC
           --------------------------------------------------------
Phone:     (203) 698-8800
           -------------------------------

Signature, Place and Date of Signing:

/s/ Thomas D. O'Malley, Jr.    Old Greenwich, CT              August 14, 2008
---------------------------    -----------------              ---------------
(Signature)                      (City, State)                      (Date)

Report Type (Check one only.):

|_| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number           Name

28-10617                       PilotRock Investment Partners GP, LLC
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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                          ---------------------------
Form 13F Information Table Entry Total:             5
                                          ---------------------------
Form 13F Information Table Value Total:             660
                                          ---------------------------
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                  Form 13F File Number           Name
---                  --------------------           ----

                                                                                        INVESTMENT DISCRETION            VOTING
                                                         VALUE            SH/ PUT/          SHARED  SHARED   MANAGERS   AUTHORITY
       ISSUER                  CLASS           CUSIP    (000's)   SHARES  PRN CALL  SOLE   DEFINED   OTHER             SOLE   SHARED
------------------------------------------------------------------------------------------------------------------------------------
AK STL HLDG CORP              COM            001547108     69      1000    SH        X                          1      1000
COMMSCOPE INC                 COM            203372107    106      2000    SH        X                          1      2000
MASTERCARD INC                CL A           57636Q104    266      1000    SH        X                          1      1000
QUALCOMM INC                  COM            747525103     44      1000    SH        X                          1      1000
RESEARCH IN MOTION            COM            760975102    175      1500    SH        X                          1      1500
TOTAL                                                     660